Earnings per Share (Summary of Earnings Per Share) (Details) - CAD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024
Basic earnings per share
Net income attributable to common shareholders	$ 19,973	$ 8,316
Weighted-average number of common shares outstanding (millions)	1,726.3	1,758.8
Basic earnings per share (Canadian dollars)	$ 11.57	$ 4.73
Diluted earnings per share
Profit (loss), attributable to ordinary equity holders of parent entity	$ 19,973	$ 8,316
Net income attributable to common shareholders	19,973	8,316
Net income available to common shareholders including impact of dilutive securities	$ 19,973	$ 8,316
Weighted-average number of common shares outstanding (millions)	1,726.3	1,758.8
Stock options potentially exercisable (millions)	1.7	1.2
Weighted-average number of common shares outstanding - diluted (millions)	1,728.0	1,760.0
Diluted earnings per share (Canadian dollars)	$ 11.56	$ 4.72
Average outstanding options excluded from calculation of diluted earnings per share	2.3	6.9
Weighted Average Exercise Price of Average Share Options Outstanding Excluded From Calculation of Earnings Per Share	$ 95.33	$ 89.49